INITIAL PUBLIC OFFERING (Details) - $ / shares	Mar. 09, 2021	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 10
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.5
IPO [Member] | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	34,500,000
Shares Issued, Price Per Share	$ 10
Number of shares in a unit	1
IPO [Member] | Public Warrants | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5
Over-Allotment Option [Member] | Tailwind Two Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000